Advance Payments to Suppliers	9 Months Ended
Sep. 30, 2011
Advance Payments To Suppliers [Abstract]
Advance Payments To Suppliers [Text Block]
NOTE 5 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At September 30, 2011 and December 31, 2010, advance payments to suppliers consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Advance payments to corn suppliers	$6,464,155	$-
Advance payments to corn seed suppliers	7,185,479	-
Other	18,496	-
	$13,668,130	$-